Asset Retirement Obligation (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013 Y
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 1	$ 248
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 2	308
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 3	621
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 4	$ 736
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 5	1
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 6	25
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 7	8.00%
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 8	2.00%
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) 9	3.00%